Other Income, Net - Summary of Other Income, Net (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Other Income and Expenses [Abstract]
Government grants		¥ 3,532		¥ 7,244	¥ 8,608
Merchant penalty income	[1]	3,079		5,009	8,598
Refund from depositary bank	[2]	997		1,281	4,058
(Losses)/gains on disposal of property and equipmentnt		118		503	(448)
Exchange gains/(losses)		46	$ 6	(8,547)	1,214
Others		5,012		1,777	3,397
Total		¥ 12,784	$ 1,771	¥ 7,267	¥ 25,427

[1]	Merchant penalty income represents the penalties charged to the merchants that have quality and/or service issues based on the agreements with the merchants. The Company may use the penalty received from the merchants to settle its users’ complaints. The penalties are therefore recorded in other payables when received and recognized as other income when the Company considers the possibility of the penalty to be paid out is remote.
[2]	The Group received initial reimbursement payment of US$935 (RMB6,297) from depositary bank in January 2019. The amount was recorded ratably as other income over 5 year arrangement period. For the years ended March 31, 2022, 2023 and 2024, the Group has recorded RMB1,201, RMB1,281 and RMB997 in other income. For the years ended March 31, 2022, 2023 and 2024, the Group received additional reimbursement payments of US$448 (RMB2,857), nil and nil from depositary bank for the transaction costs incurred in the prior years and the amount was recorded in other income.